Exhibit 99.4 Schedule 5

Loans in Report:	2

PRP Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
127737	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	12715.26	XXXXXX	4.9939	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
132049	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	15637.33	XXXXXX	7.6124	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0